Stock-Based Compensation (Details) - Schedule of options outstanding - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Options Outstanding Abstract
Outstanding beginning, Shares (in Shares)	3,506,184	3,949,158	2,345,559
Outstanding beginning, Weighted Average Grant Date Fair Value	$ 1.87	$ 0.91	$ 0.77
Outstanding beginning, Weighted Average Exercise Price	$ 1.87	$ 1.74	$ 1.59
Outstanding beginning, Aggregate Intrinsic Value (in Dollars)	$ 6,554,541	$ 2,992,895	$ 779,457
Granted, Shares (in Shares)	48,274	166,927	1,726,488
Granted, Weighted Average Grant Date Fair Value		$ 1.31	$ 1.1
Granted, Weighted Average Exercise Price		$ 2.5	$ 1.94
Exercised, Shares (in Shares)			(31,255)
Exercised, Weighted Average Grant Date Fair Value			$ 0.47
Exercised, Weighted Average Exercise Price			$ 1.13
Cancelled, Shares (in Shares)	(13,682)	(609,901)	(91,634)
Cancelled, Weighted Average Grant Date Fair Value		$ 0.83	$ 0.78
Cancelled, Weighted Average Exercise Price		$ 1.83	$ 1.88
Outstanding ending, Shares (in Shares)		3,506,184	3,949,158
Outstanding ending, Weighted Average Grant Date Fair Value		$ 1.87	$ 0.91
Outstanding ending, Weighted Average Exercise Price		$ 1.87	$ 1.74
Outstanding ending, Aggregate Intrinsic Value (in Dollars)		$ 6,554,541	$ 2,992,895